Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000013484
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class A
Trading Symbol	EVIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s security selections by sector ― especially in the health care, gaming, and retail sectors ― detracted from Index-relative returns during the period

↓ Fund allocations by credit quality ― particularly a broad underweight exposure to distressed CCC-rated and lower-rated securities ― detracted from returns

↓ Security selections by credit quality ― especially selections in B-rated and CCC-rated securities ― detracted from Index-relative returns during the period

↓ Security selections by duration segment ― particularly selections in securities with durations of less than 5 years ― hampered returns relative to the Index

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector contributed to Index-relative returns during the period

↑ The Fund’s selections in lower-rated fixed-income investments contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to BB-rated securities contributed to performance relative to the Index during the period

↑ The Fund’s overweight exposure to securities with durations between 5-10 years contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,625	$10,054	$9,929	$9,929
12/14	$9,513	$10,036	$9,783	$9,782
1/15	$9,594	$10,227	$9,850	$9,850
2/15	$9,785	$10,167	$10,085	$10,085
3/15	$9,753	$10,209	$10,032	$10,031
4/15	$9,850	$10,197	$10,152	$10,151
5/15	$9,900	$10,180	$10,182	$10,181
6/15	$9,799	$10,066	$10,027	$10,026
7/15	$9,799	$10,125	$9,966	$9,964
8/15	$9,665	$10,095	$9,789	$9,789
9/15	$9,427	$10,134	$9,538	$9,535
10/15	$9,665	$10,167	$9,797	$9,795
11/15	$9,491	$10,130	$9,579	$9,575
12/15	$9,318	$10,079	$9,332	$9,328
1/16	$9,230	$10,190	$9,184	$9,180
2/16	$9,329	$10,263	$9,227	$9,223
3/16	$9,624	$10,388	$9,635	$9,631
4/16	$9,830	$10,459	$10,020	$10,016
5/16	$9,881	$10,467	$10,092	$10,088
6/16	$9,931	$10,652	$10,202	$10,197
7/16	$10,125	$10,739	$10,459	$10,455
8/16	$10,281	$10,751	$10,692	$10,688
9/16	$10,348	$10,753	$10,761	$10,757
10/16	$10,343	$10,682	$10,795	$10,790
11/16	$10,319	$10,442	$10,752	$10,748
12/16	$10,497	$10,473	$10,964	$10,959
1/17	$10,603	$10,510	$11,111	$11,106
2/17	$10,721	$10,591	$11,284	$11,280
3/17	$10,716	$10,588	$11,260	$11,256
4/17	$10,839	$10,675	$11,388	$11,384
5/17	$10,907	$10,758	$11,489	$11,485
6/17	$10,919	$10,749	$11,501	$11,497
7/17	$11,026	$10,802	$11,634	$11,630
8/17	$11,020	$10,895	$11,631	$11,627
9/17	$11,108	$10,857	$11,736	$11,732
10/17	$11,121	$10,870	$11,781	$11,777
11/17	$11,095	$10,854	$11,750	$11,745
12/17	$11,127	$10,901	$11,784	$11,779
1/18	$11,179	$10,797	$11,860	$11,855
2/18	$11,091	$10,694	$11,749	$11,744
3/18	$11,026	$10,748	$11,677	$11,672
4/18	$11,077	$10,676	$11,754	$11,750
5/18	$11,071	$10,735	$11,753	$11,748
6/18	$11,083	$10,719	$11,793	$11,788
7/18	$11,197	$10,741	$11,925	$11,920
8/18	$11,251	$10,794	$12,011	$12,006
9/18	$11,303	$10,748	$12,081	$12,076
10/18	$11,136	$10,658	$11,883	$11,878
11/18	$11,046	$10,706	$11,775	$11,771
12/18	$10,816	$10,874	$11,517	$11,513
1/19	$11,281	$11,024	$12,046	$12,041
2/19	$11,434	$11,036	$12,249	$12,245
3/19	$11,531	$11,235	$12,370	$12,365
4/19	$11,669	$11,251	$12,543	$12,538
5/19	$11,579	$11,423	$12,383	$12,378
6/19	$11,801	$11,585	$12,687	$12,682
7/19	$11,858	$11,619	$12,752	$12,747
8/19	$11,915	$11,882	$12,802	$12,797
9/19	$11,971	$11,830	$12,842	$12,837
10/19	$11,985	$11,869	$12,872	$12,867
11/19	$12,041	$11,866	$12,907	$12,902
12/19	$12,251	$11,884	$13,177	$13,172
1/20	$12,222	$12,097	$13,177	$13,172
2/20	$12,038	$12,278	$12,973	$12,968
3/20	$10,762	$12,039	$11,446	$11,443
4/20	$11,193	$12,280	$11,882	$11,878
5/20	$11,629	$12,394	$12,421	$12,421
6/20	$11,665	$12,498	$12,539	$12,542
7/20	$12,172	$12,717	$13,134	$13,142
8/20	$12,255	$12,644	$13,265	$13,271
9/20	$12,133	$12,621	$13,127	$13,133
10/20	$12,172	$12,576	$13,187	$13,194
11/20	$12,642	$12,740	$13,715	$13,722
12/20	$12,841	$12,784	$13,977	$13,984
1/21	$12,857	$12,704	$14,031	$14,037
2/21	$12,913	$12,540	$14,079	$14,086
3/21	$12,944	$12,394	$14,104	$14,110
4/21	$13,067	$12,498	$14,259	$14,265
5/21	$13,121	$12,546	$14,300	$14,306
6/21	$13,315	$12,637	$14,495	$14,502
7/21	$13,347	$12,764	$14,545	$14,553
8/21	$13,402	$12,756	$14,626	$14,633
9/21	$13,409	$12,647	$14,632	$14,638
10/21	$13,417	$12,636	$14,604	$14,612
11/21	$13,303	$12,652	$14,453	$14,462
12/21	$13,552	$12,643	$14,725	$14,734
1/22	$13,197	$12,366	$14,321	$14,329
2/22	$13,248	$12,197	$14,193	$14,200
3/22	$13,135	$11,870	$14,063	$14,069
4/22	$12,749	$11,427	$13,552	$13,557
5/22	$12,757	$11,490	$13,584	$13,591
6/22	$11,972	$11,261	$12,659	$12,666
7/22	$12,651	$11,544	$13,421	$13,429
8/22	$12,385	$11,244	$13,100	$13,107
9/22	$11,941	$10,759	$12,574	$12,580
10/22	$12,226	$10,641	$12,932	$12,938
11/22	$12,536	$11,038	$13,172	$13,180
12/22	$12,443	$11,001	$13,074	$13,081
1/23	$12,937	$11,342	$13,585	$13,593
2/23	$12,735	$11,063	$13,411	$13,417
3/23	$12,924	$11,323	$13,560	$13,568
4/23	$13,007	$11,392	$13,692	$13,699
5/23	$12,862	$11,274	$13,561	$13,569
6/23	$13,056	$11,256	$13,782	$13,789
7/23	$13,223	$11,267	$13,979	$13,986
8/23	$13,261	$11,200	$14,020	$14,026
9/23	$13,115	$10,932	$13,856	$13,863
10/23	$12,941	$10,768	$13,683	$13,691
11/23	$13,462	$11,253	$14,307	$14,314
12/23	$13,907	$11,680	$14,835	$14,842
1/24	$13,944	$11,652	$14,838	$14,844
2/24	$13,956	$11,512	$14,882	$14,888
3/24	$14,135	$11,625	$15,059	$15,066
4/24	$14,011	$11,353	$14,909	$14,915
5/24	$14,191	$11,542	$15,078	$15,084
6/24	$14,319	$11,647	$15,223	$15,230
7/24	$14,529	$11,911	$15,522	$15,529
8/24	$14,741	$12,087	$15,769	$15,776
9/24	$14,869	$12,253	$16,027	$16,034
10/24	$14,808	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	14.38%	4.31%	4.34%
Class A with 3.25% Maximum Sales Charge	10.71%	3.61%	4.00%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 5,663,132,601
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 30,275,138
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,663,132,601
# of Portfolio Holdings	432
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$30,275,138

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.9%
Corporate Bonds	86.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.3%
CCC or Lower	12.4%
B	37.3%
BB	44.3%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013486
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class C
Trading Symbol	ECIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.73%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s security selections by sector ― especially in the health care, gaming, and retail sectors ― detracted from Index-relative returns during the period

↓ Fund allocations by credit quality ― particularly a broad underweight exposure to distressed CCC-rated and lower-rated securities ― detracted from returns

↓ Security selections by credit quality ― especially selections in B-rated and CCC-rated securities ― detracted from Index-relative returns during the period

↓ Security selections by duration segment ― particularly selections in securities with durations of less than 5 years ― hampered returns relative to the Index

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector contributed to Index-relative returns during the period

↑ The Fund’s selections in lower-rated fixed-income investments contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to BB-rated securities contributed to performance relative to the Index during the period

↑ The Fund’s overweight exposure to securities with durations between 5-10 years contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,943	$10,054	$9,929	$9,929
12/14	$9,820	$10,036	$9,783	$9,782
1/15	$9,898	$10,227	$9,850	$9,850
2/15	$10,072	$10,167	$10,085	$10,085
3/15	$10,049	$10,209	$10,032	$10,031
4/15	$10,143	$10,197	$10,152	$10,151
5/15	$10,188	$10,180	$10,182	$10,181
6/15	$10,077	$10,066	$10,027	$10,026
7/15	$10,071	$10,125	$9,966	$9,964
8/15	$9,927	$10,095	$9,789	$9,789
9/15	$9,659	$10,134	$9,538	$9,535
10/15	$9,896	$10,167	$9,797	$9,795
11/15	$9,712	$10,130	$9,579	$9,575
12/15	$9,529	$10,079	$9,332	$9,328
1/16	$9,450	$10,190	$9,184	$9,180
2/16	$9,545	$10,263	$9,227	$9,223
3/16	$9,839	$10,388	$9,635	$9,631
4/16	$10,044	$10,459	$10,020	$10,016
5/16	$10,090	$10,467	$10,092	$10,088
6/16	$10,116	$10,652	$10,202	$10,197
7/16	$10,307	$10,739	$10,459	$10,455
8/16	$10,478	$10,751	$10,692	$10,688
9/16	$10,539	$10,753	$10,761	$10,757
10/16	$10,528	$10,682	$10,795	$10,790
11/16	$10,497	$10,442	$10,752	$10,748
12/16	$10,671	$10,473	$10,964	$10,959
1/17	$10,772	$10,510	$11,111	$11,106
2/17	$10,886	$10,591	$11,284	$11,280
3/17	$10,874	$10,588	$11,260	$11,256
4/17	$10,972	$10,675	$11,388	$11,384
5/17	$11,054	$10,758	$11,489	$11,485
6/17	$11,059	$10,749	$11,501	$11,497
7/17	$11,160	$10,802	$11,634	$11,630
8/17	$11,148	$10,895	$11,631	$11,627
9/17	$11,210	$10,857	$11,736	$11,732
10/17	$11,236	$10,870	$11,781	$11,777
11/17	$11,202	$10,854	$11,750	$11,745
12/17	$11,228	$10,901	$11,784	$11,779
1/18	$11,273	$10,797	$11,860	$11,855
2/18	$11,158	$10,694	$11,749	$11,744
3/18	$11,106	$10,748	$11,677	$11,672
4/18	$11,150	$10,676	$11,754	$11,750
5/18	$11,117	$10,735	$11,753	$11,748
6/18	$11,122	$10,719	$11,793	$11,788
7/18	$11,229	$10,741	$11,925	$11,920
8/18	$11,295	$10,794	$12,011	$12,006
9/18	$11,341	$10,748	$12,081	$12,076
10/18	$11,166	$10,658	$11,883	$11,878
11/18	$11,069	$10,706	$11,775	$11,771
12/18	$10,831	$10,874	$11,517	$11,513
1/19	$11,289	$11,024	$12,046	$12,041
2/19	$11,435	$11,036	$12,249	$12,245
3/19	$11,524	$11,235	$12,370	$12,365
4/19	$11,654	$11,251	$12,543	$12,538
5/19	$11,536	$11,423	$12,383	$12,378
6/19	$11,771	$11,585	$12,687	$12,682
7/19	$11,820	$11,619	$12,752	$12,747
8/19	$11,869	$11,882	$12,802	$12,797
9/19	$11,917	$11,830	$12,842	$12,837
10/19	$11,924	$11,869	$12,872	$12,867
11/19	$11,972	$11,866	$12,907	$12,902
12/19	$12,172	$11,884	$13,177	$13,172
1/20	$12,136	$12,097	$13,177	$13,172
2/20	$11,945	$12,278	$12,973	$12,968
3/20	$10,673	$12,039	$11,446	$11,443
4/20	$11,093	$12,280	$11,882	$11,878
5/20	$11,516	$12,394	$12,421	$12,421
6/20	$11,544	$12,498	$12,539	$12,542
7/20	$12,036	$12,717	$13,134	$13,142
8/20	$12,110	$12,644	$13,265	$13,271
9/20	$11,982	$12,621	$13,127	$13,133
10/20	$12,012	$12,576	$13,187	$13,194
11/20	$12,467	$12,740	$13,715	$13,722
12/20	$12,655	$12,784	$13,977	$13,984
1/21	$12,685	$12,704	$14,031	$14,037
2/21	$12,733	$12,540	$14,079	$14,086
3/21	$12,733	$12,394	$14,104	$14,110
4/21	$12,868	$12,498	$14,259	$14,265
5/21	$12,891	$12,546	$14,300	$14,306
6/21	$13,074	$12,637	$14,495	$14,502
7/21	$13,096	$12,764	$14,545	$14,553
8/21	$13,143	$12,756	$14,626	$14,633
9/21	$13,164	$12,647	$14,632	$14,638
10/21	$13,140	$12,636	$14,604	$14,612
11/21	$13,021	$12,652	$14,453	$14,462
12/21	$13,257	$12,643	$14,725	$14,734
1/22	$12,902	$12,366	$14,321	$14,329
2/22	$12,944	$12,197	$14,193	$14,200
3/22	$12,849	$11,870	$14,063	$14,069
4/22	$12,441	$11,427	$13,552	$13,557
5/22	$12,441	$11,490	$13,584	$13,591
6/22	$11,669	$11,261	$12,659	$12,666
7/22	$12,321	$11,544	$13,421	$13,429
8/22	$12,054	$11,244	$13,100	$13,107
9/22	$11,614	$10,759	$12,574	$12,580
10/22	$11,907	$10,641	$12,932	$12,938
11/22	$12,199	$11,038	$13,172	$13,180
12/22	$12,100	$11,001	$13,074	$13,081
1/23	$12,546	$11,342	$13,585	$13,593
2/23	$12,342	$11,063	$13,411	$13,417
3/23	$12,541	$11,323	$13,560	$13,568
4/23	$12,614	$11,392	$13,692	$13,699
5/23	$12,466	$11,274	$13,561	$13,569
6/23	$12,646	$11,256	$13,782	$13,789
7/23	$12,799	$11,267	$13,979	$13,986
8/23	$12,802	$11,200	$14,020	$14,026
9/23	$12,654	$10,932	$13,856	$13,863
10/23	$12,504	$10,768	$13,683	$13,691
11/23	$12,998	$11,253	$14,307	$14,314
12/23	$13,418	$11,680	$14,835	$14,842
1/24	$13,419	$11,652	$14,838	$14,844
2/24	$13,423	$11,512	$14,882	$14,888
3/24	$13,585	$11,625	$15,059	$15,066
4/24	$13,486	$11,353	$14,909	$14,915
5/24	$13,623	$11,542	$15,078	$15,084
6/24	$13,764	$11,647	$15,223	$15,230
7/24	$13,930	$11,911	$15,522	$15,529
8/24	$14,124	$12,087	$15,769	$15,776
9/24	$14,238	$12,253	$16,027	$16,034
10/24	$14,416	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.28%	3.50%	3.72%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	12.28%	3.50%	3.72%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 5,663,132,601
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 30,275,138
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,663,132,601
# of Portfolio Holdings	432
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$30,275,138

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.9%
Corporate Bonds	86.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.3%
CCC or Lower	12.4%
B	37.3%
BB	44.3%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class I
Trading Symbol	EIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s security selections by sector ― especially in the health care, gaming, and retail sectors ― detracted from Index-relative returns during the period

↓ Fund allocations by credit quality ― particularly a broad underweight exposure to distressed CCC-rated and lower-rated securities ― detracted from returns

↓ Security selections by credit quality ― especially selections in B-rated and CCC-rated securities ― detracted from Index-relative returns during the period

↓ Security selections by duration segment ― particularly selections in securities with durations of less than 5 years ― hampered returns relative to the Index

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector contributed to Index-relative returns during the period

↑ The Fund’s selections in lower-rated fixed-income investments contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to BB-rated securities contributed to performance relative to the Index during the period

↑ The Fund’s overweight exposure to securities with durations between 5-10 years contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/14	$995,085	$1,005,397	$992,901	$992,852
12/14	$985,305	$1,003,580	$978,297	$978,214
1/15	$992,258	$1,022,684	$985,015	$984,961
2/15	$1,012,236	$1,016,723	$1,008,512	$1,008,460
3/15	$1,009,086	$1,020,920	$1,003,166	$1,003,103
4/15	$1,021,089	$1,019,735	$1,015,225	$1,015,130
5/15	$1,026,474	$1,017,951	$1,018,213	$1,018,137
6/15	$1,016,208	$1,006,590	$1,002,703	$1,002,607
7/15	$1,014,723	$1,012,452	$996,552	$996,434
8/15	$1,001,047	$1,009,468	$978,915	$978,885
9/15	$976,618	$1,013,420	$953,818	$953,492
10/15	$1,001,501	$1,016,659	$979,742	$979,484
11/15	$983,701	$1,012,952	$957,889	$957,494
12/15	$965,948	$1,007,891	$933,190	$932,796
1/16	$958,811	$1,019,017	$918,428	$918,042
2/16	$967,475	$1,026,256	$922,700	$922,312
3/16	$998,237	$1,038,833	$963,487	$963,082
4/16	$1,019,897	$1,045,911	$1,001,986	$1,001,564
5/16	$1,025,397	$1,046,728	$1,009,215	$1,008,791
6/16	$1,030,750	$1,065,155	$1,020,157	$1,019,725
7/16	$1,051,085	$1,073,933	$1,045,923	$1,045,481
8/16	$1,069,436	$1,075,091	$1,069,220	$1,068,768
9/16	$1,074,644	$1,075,347	$1,076,135	$1,075,683
10/16	$1,074,426	$1,068,213	$1,079,498	$1,079,044
11/16	$1,072,149	$1,044,202	$1,075,241	$1,074,789
12/16	$1,090,868	$1,047,304	$1,096,382	$1,095,929
1/17	$1,102,070	$1,050,999	$1,111,096	$1,110,646
2/17	$1,114,587	$1,059,108	$1,128,417	$1,127,977
3/17	$1,114,232	$1,058,753	$1,126,047	$1,125,610
4/17	$1,127,218	$1,067,538	$1,138,792	$1,138,364
5/17	$1,136,559	$1,075,775	$1,148,921	$1,148,532
6/17	$1,137,972	$1,074,863	$1,150,140	$1,149,744
7/17	$1,147,402	$1,080,216	$1,163,435	$1,163,006
8/17	$1,147,044	$1,089,536	$1,163,121	$1,162,704
9/17	$1,156,388	$1,085,702	$1,173,558	$1,173,150
10/17	$1,159,996	$1,087,005	$1,178,137	$1,177,677
11/17	$1,157,451	$1,085,360	$1,174,994	$1,174,517
12/17	$1,159,088	$1,090,145	$1,178,420	$1,177,940
1/18	$1,164,766	$1,079,655	$1,185,976	$1,185,493
2/18	$1,155,739	$1,069,417	$1,174,918	$1,174,441
3/18	$1,149,258	$1,074,811	$1,167,664	$1,167,190
4/18	$1,154,832	$1,067,639	$1,175,432	$1,174,954
5/18	$1,154,452	$1,073,462	$1,175,265	$1,174,777
6/18	$1,155,949	$1,071,905	$1,179,325	$1,178,833
7/18	$1,168,019	$1,074,148	$1,192,502	$1,192,006
8/18	$1,175,973	$1,079,440	$1,201,138	$1,200,639
9/18	$1,179,585	$1,074,815	$1,208,119	$1,207,616
10/18	$1,164,448	$1,065,824	$1,188,326	$1,187,839
11/18	$1,153,278	$1,070,617	$1,177,539	$1,177,060
12/18	$1,129,482	$1,087,367	$1,151,717	$1,151,261
1/19	$1,178,288	$1,102,360	$1,204,609	$1,204,137
2/19	$1,196,661	$1,103,561	$1,224,949	$1,224,469
3/19	$1,204,901	$1,123,489	$1,236,951	$1,236,467
4/19	$1,219,498	$1,125,062	$1,254,258	$1,253,766
5/19	$1,210,367	$1,142,296	$1,238,314	$1,237,830
6/19	$1,233,877	$1,158,453	$1,268,679	$1,268,182
7/19	$1,240,079	$1,161,901	$1,275,177	$1,274,676
8/19	$1,246,312	$1,188,192	$1,280,151	$1,279,650
9/19	$1,254,597	$1,183,044	$1,284,211	$1,283,707
10/19	$1,256,421	$1,186,867	$1,287,194	$1,286,688
11/19	$1,260,302	$1,186,629	$1,290,709	$1,290,201
12/19	$1,282,467	$1,188,398	$1,317,688	$1,317,172
1/20	$1,279,776	$1,209,727	$1,317,745	$1,317,228
2/20	$1,260,692	$1,227,840	$1,297,320	$1,296,813
3/20	$1,127,324	$1,203,856	$1,144,644	$1,144,323
4/20	$1,175,102	$1,227,971	$1,188,162	$1,187,811
5/20	$1,218,715	$1,239,440	$1,242,061	$1,242,137
6/20	$1,222,736	$1,249,782	$1,253,861	$1,254,244
7/20	$1,276,179	$1,271,736	$1,313,363	$1,314,173
8/20	$1,285,166	$1,264,402	$1,326,491	$1,327,105
9/20	$1,272,681	$1,262,124	$1,312,742	$1,313,270
10/20	$1,277,004	$1,257,613	$1,318,664	$1,319,411
11/20	$1,326,563	$1,274,024	$1,371,522	$1,372,224
12/20	$1,347,744	$1,278,423	$1,397,714	$1,398,397
1/21	$1,349,707	$1,270,388	$1,403,106	$1,403,749
2/21	$1,355,882	$1,253,996	$1,407,942	$1,408,640
3/21	$1,359,425	$1,239,403	$1,410,439	$1,411,038
4/21	$1,375,042	$1,249,825	$1,425,870	$1,426,516
5/21	$1,378,622	$1,254,592	$1,429,986	$1,430,634
6/21	$1,399,313	$1,263,738	$1,449,454	$1,450,180
7/21	$1,402,922	$1,276,427	$1,454,542	$1,455,342
8/21	$1,409,038	$1,275,575	$1,462,569	$1,463,280
9/21	$1,412,480	$1,264,683	$1,463,164	$1,463,770
10/21	$1,411,109	$1,263,649	$1,460,410	$1,461,167
11/21	$1,399,435	$1,265,175	$1,445,270	$1,446,193
12/21	$1,425,939	$1,264,322	$1,472,450	$1,473,401
1/22	$1,388,902	$1,236,603	$1,432,083	$1,432,898
2/22	$1,394,573	$1,219,743	$1,419,259	$1,420,032
3/22	$1,385,467	$1,187,019	$1,406,266	$1,406,893
4/22	$1,342,575	$1,142,746	$1,355,183	$1,355,715
5/22	$1,343,753	$1,149,034	$1,358,425	$1,359,110
6/22	$1,261,397	$1,126,073	$1,265,874	$1,266,600
7/22	$1,333,246	$1,154,385	$1,342,055	$1,342,886
8/22	$1,305,514	$1,124,375	$1,309,991	$1,310,727
9/22	$1,258,937	$1,075,933	$1,257,382	$1,258,012
10/22	$1,292,016	$1,064,128	$1,293,158	$1,293,823
11/22	$1,322,382	$1,103,805	$1,317,209	$1,318,043
12/22	$1,312,872	$1,100,056	$1,307,381	$1,308,116
1/23	$1,365,318	$1,134,180	$1,358,481	$1,359,258
2/23	$1,344,234	$1,106,311	$1,341,056	$1,341,668
3/23	$1,367,240	$1,132,265	$1,355,956	$1,356,771
4/23	$1,376,317	$1,139,182	$1,369,169	$1,369,866
5/23	$1,361,261	$1,127,371	$1,356,128	$1,356,860
6/23	$1,379,331	$1,125,619	$1,378,187	$1,378,946
7/23	$1,397,237	$1,126,738	$1,397,883	$1,398,582
8/23	$1,401,496	$1,119,953	$1,402,042	$1,402,573
9/23	$1,386,397	$1,093,247	$1,385,568	$1,386,261
10/23	$1,368,288	$1,076,807	$1,368,266	$1,369,103
11/23	$1,423,714	$1,125,268	$1,430,728	$1,431,373
12/23	$1,471,071	$1,167,966	$1,483,527	$1,484,159
1/24	$1,475,284	$1,165,171	$1,483,812	$1,484,434
2/24	$1,476,835	$1,151,201	$1,488,205	$1,488,830
3/24	$1,496,030	$1,162,504	$1,505,932	$1,506,565
4/24	$1,483,305	$1,135,338	$1,490,874	$1,491,499
5/24	$1,502,682	$1,154,158	$1,507,792	$1,508,423
6/24	$1,516,486	$1,164,708	$1,522,345	$1,522,984
7/24	$1,539,065	$1,191,145	$1,552,219	$1,552,870
8/24	$1,561,896	$1,208,679	$1,576,910	$1,577,571
9/24	$1,575,784	$1,225,257	$1,602,678	$1,603,351
10/24	$1,569,041	$1,197,428	$1,593,858	$1,594,527

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.67%	4.54%	4.60%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 5,663,132,601
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 30,275,138
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,663,132,601
# of Portfolio Holdings	432
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$30,275,138

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.9%
Corporate Bonds	86.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.3%
CCC or Lower	12.4%
B	37.3%
BB	44.3%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R
Trading Symbol	ERIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s security selections by sector ― especially in the health care, gaming, and retail sectors ― detracted from Index-relative returns during the period

↓ Fund allocations by credit quality ― particularly a broad underweight exposure to distressed CCC-rated and lower-rated securities ― detracted from returns

↓ Security selections by credit quality ― especially selections in B-rated and CCC-rated securities ― detracted from Index-relative returns during the period

↓ Security selections by duration segment ― particularly selections in securities with durations of less than 5 years ― hampered returns relative to the Index

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector contributed to Index-relative returns during the period

↑ The Fund’s selections in lower-rated fixed-income investments contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to BB-rated securities contributed to performance relative to the Index during the period

↑ The Fund’s overweight exposure to securities with durations between 5-10 years contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$10,000	$10,000	$10,000	$10,000
11/14	$9,947	$10,054	$9,929	$9,929
12/14	$9,828	$10,036	$9,783	$9,782
1/15	$9,910	$10,227	$9,850	$9,850
2/15	$10,106	$10,167	$10,085	$10,085
3/15	$10,070	$10,209	$10,032	$10,031
4/15	$10,168	$10,197	$10,152	$10,151
5/15	$10,218	$10,180	$10,182	$10,181
6/15	$10,128	$10,066	$10,027	$10,026
7/15	$10,109	$10,125	$9,966	$9,964
8/15	$9,969	$10,095	$9,789	$9,789
9/15	$9,721	$10,134	$9,538	$9,535
10/15	$9,964	$10,167	$9,797	$9,795
11/15	$9,783	$10,130	$9,579	$9,575
12/15	$9,602	$10,079	$9,332	$9,328
1/16	$9,527	$10,190	$9,184	$9,180
2/16	$9,609	$10,263	$9,227	$9,223
3/16	$9,910	$10,388	$9,635	$9,631
4/16	$10,121	$10,459	$10,020	$10,016
5/16	$10,172	$10,467	$10,092	$10,088
6/16	$10,221	$10,652	$10,202	$10,197
7/16	$10,418	$10,739	$10,459	$10,455
8/16	$10,595	$10,751	$10,692	$10,688
9/16	$10,643	$10,753	$10,761	$10,757
10/16	$10,636	$10,682	$10,795	$10,790
11/16	$10,609	$10,442	$10,752	$10,748
12/16	$10,790	$10,473	$10,964	$10,959
1/17	$10,896	$10,510	$11,111	$11,106
2/17	$11,016	$10,591	$11,284	$11,280
3/17	$11,008	$10,588	$11,260	$11,256
4/17	$11,132	$10,675	$11,388	$11,384
5/17	$11,200	$10,758	$11,489	$11,485
6/17	$11,209	$10,749	$11,501	$11,497
7/17	$11,317	$10,802	$11,634	$11,630
8/17	$11,309	$10,895	$11,631	$11,627
9/17	$11,396	$10,857	$11,736	$11,732
10/17	$11,407	$10,870	$11,781	$11,777
11/17	$11,397	$10,854	$11,750	$11,745
12/17	$11,408	$10,901	$11,784	$11,779
1/18	$11,459	$10,797	$11,860	$11,855
2/18	$11,366	$10,694	$11,749	$11,744
3/18	$11,298	$10,748	$11,677	$11,672
4/18	$11,348	$10,676	$11,754	$11,750
5/18	$11,339	$10,735	$11,753	$11,748
6/18	$11,349	$10,719	$11,793	$11,788
7/18	$11,462	$10,741	$11,925	$11,920
8/18	$11,535	$10,794	$12,011	$12,006
9/18	$11,566	$10,748	$12,081	$12,076
10/18	$11,412	$10,658	$11,883	$11,878
11/18	$11,298	$10,706	$11,775	$11,771
12/18	$11,060	$10,874	$11,517	$11,513
1/19	$11,532	$11,024	$12,046	$12,041
2/19	$11,707	$11,036	$12,249	$12,245
3/19	$11,783	$11,235	$12,370	$12,365
4/19	$11,921	$11,251	$12,543	$12,538
5/19	$11,826	$11,423	$12,383	$12,378
6/19	$12,072	$11,585	$12,687	$12,682
7/19	$12,106	$11,619	$12,752	$12,747
8/19	$12,161	$11,882	$12,802	$12,797
9/19	$12,237	$11,830	$12,842	$12,837
10/19	$12,249	$11,869	$12,872	$12,867
11/19	$12,282	$11,866	$12,907	$12,902
12/19	$12,493	$11,884	$13,177	$13,172
1/20	$12,461	$12,097	$13,177	$13,172
2/20	$12,270	$12,278	$12,973	$12,968
3/20	$10,966	$12,039	$11,446	$11,443
4/20	$11,426	$12,280	$11,882	$11,878
5/20	$11,844	$12,394	$12,421	$12,421
6/20	$11,878	$12,498	$12,539	$12,542
7/20	$12,414	$12,717	$13,134	$13,142
8/20	$12,473	$12,644	$13,265	$13,271
9/20	$12,369	$12,621	$13,127	$13,133
10/20	$12,406	$12,576	$13,187	$13,194
11/20	$12,858	$12,740	$13,715	$13,722
12/20	$13,057	$12,784	$13,977	$13,984
1/21	$13,094	$12,704	$14,031	$14,037
2/21	$13,148	$12,540	$14,079	$14,086
3/21	$13,154	$12,394	$14,104	$14,110
4/21	$13,299	$12,498	$14,259	$14,265
5/21	$13,329	$12,546	$14,300	$14,306
6/21	$13,523	$12,637	$14,495	$14,502
7/21	$13,553	$12,764	$14,545	$14,553
8/21	$13,606	$12,756	$14,626	$14,633
9/21	$13,634	$12,647	$14,632	$14,638
10/21	$13,640	$12,636	$14,604	$14,612
11/21	$13,497	$12,652	$14,453	$14,462
12/21	$13,772	$12,643	$14,725	$14,734
1/22	$13,384	$12,366	$14,321	$14,329
2/22	$13,459	$12,197	$14,193	$14,200
3/22	$13,340	$11,870	$14,063	$14,069
4/22	$12,922	$11,427	$13,552	$13,557
5/22	$12,928	$11,490	$13,584	$13,591
6/22	$12,130	$11,261	$12,659	$12,666
7/22	$12,815	$11,544	$13,421	$13,429
8/22	$12,568	$11,244	$13,100	$13,107
9/22	$12,089	$10,759	$12,574	$12,580
10/22	$12,401	$10,641	$12,932	$12,938
11/22	$12,712	$11,038	$13,172	$13,180
12/22	$12,615	$11,001	$13,074	$13,081
1/23	$13,086	$11,342	$13,585	$13,593
2/23	$12,879	$11,063	$13,411	$13,417
3/23	$13,093	$11,323	$13,560	$13,568
4/23	$13,175	$11,392	$13,692	$13,699
5/23	$13,025	$11,274	$13,561	$13,569
6/23	$13,219	$11,256	$13,782	$13,789
7/23	$13,385	$11,267	$13,979	$13,986
8/23	$13,394	$11,200	$14,020	$14,026
9/23	$13,244	$10,932	$13,856	$13,863
10/23	$13,092	$10,768	$13,683	$13,691
11/23	$13,616	$11,253	$14,307	$14,314
12/23	$14,063	$11,680	$14,835	$14,842
1/24	$14,097	$11,652	$14,838	$14,844
2/24	$14,106	$11,512	$14,882	$14,888
3/24	$14,283	$11,625	$15,059	$15,066
4/24	$14,156	$11,353	$14,909	$14,915
5/24	$14,307	$11,542	$15,078	$15,084
6/24	$14,461	$11,647	$15,223	$15,230
7/24	$14,641	$11,911	$15,522	$15,529
8/24	$14,852	$12,087	$15,769	$15,776
9/24	$14,978	$12,253	$16,027	$16,034
10/24	$14,908	$11,974	$15,939	$15,945

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	13.86%	4.00%	4.07%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 5,663,132,601
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 30,275,138
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,663,132,601
# of Portfolio Holdings	432
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$30,275,138

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.9%
Corporate Bonds	86.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.3%
CCC or Lower	12.4%
B	37.3%
BB	44.3%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142452
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R6
Trading Symbol	EIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s security selections by sector ― especially in the health care, gaming, and retail sectors ― detracted from Index-relative returns during the period

↓ Fund allocations by credit quality ― particularly a broad underweight exposure to distressed CCC-rated and lower-rated securities ― detracted from returns

↓ Security selections by credit quality ― especially selections in B-rated and CCC-rated securities ― detracted from Index-relative returns during the period

↓ Security selections by duration segment ― particularly selections in securities with durations of less than 5 years ― hampered returns relative to the Index

↑ An overweight exposure to the health care sector and an underweight allocation to the energy sector contributed to Index-relative returns during the period

↑ The Fund’s selections in lower-rated fixed-income investments contributed to performance relative to the Index during the period

↑ The Fund’s underweight exposure to BB-rated securities contributed to performance relative to the Index during the period

↑ The Fund’s overweight exposure to securities with durations between 5-10 years contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/14	$4,984,071	$5,026,983	$4,964,506	$4,964,261
12/14	$4,927,176	$5,017,901	$4,891,486	$4,891,071
1/15	$4,962,303	$5,113,418	$4,925,075	$4,924,804
2/15	$5,062,534	$5,083,617	$5,042,562	$5,042,299
3/15	$5,047,143	$5,104,598	$5,015,829	$5,015,515
4/15	$5,107,538	$5,098,676	$5,076,124	$5,075,649
5/15	$5,134,836	$5,089,756	$5,091,064	$5,090,684
6/15	$5,083,845	$5,032,951	$5,013,515	$5,013,033
7/15	$5,076,803	$5,062,258	$4,982,761	$4,982,170
8/15	$5,008,759	$5,047,342	$4,894,575	$4,894,426
9/15	$4,886,884	$5,067,099	$4,769,089	$4,767,458
10/15	$5,011,784	$5,083,296	$4,898,709	$4,897,418
11/15	$4,923,072	$5,064,759	$4,789,447	$4,787,472
12/15	$4,834,594	$5,039,457	$4,665,950	$4,663,980
1/16	$4,799,259	$5,095,087	$4,592,140	$4,590,211
2/16	$4,842,988	$5,131,280	$4,613,499	$4,611,559
3/16	$5,006,424	$5,194,166	$4,817,436	$4,815,408
4/16	$5,115,237	$5,229,555	$5,009,932	$5,007,821
5/16	$5,134,033	$5,233,640	$5,046,075	$5,043,956
6/16	$5,161,207	$5,325,777	$5,100,784	$5,098,626
7/16	$5,263,437	$5,369,663	$5,229,613	$5,227,404
8/16	$5,355,723	$5,375,456	$5,346,098	$5,343,841
9/16	$5,382,205	$5,376,733	$5,380,675	$5,378,413
10/16	$5,381,512	$5,341,063	$5,397,491	$5,395,221
11/16	$5,370,502	$5,221,011	$5,376,203	$5,373,943
12/16	$5,464,665	$5,236,520	$5,481,910	$5,479,647
1/17	$5,521,194	$5,254,995	$5,555,480	$5,553,229
2/17	$5,584,286	$5,295,541	$5,642,086	$5,639,885
3/17	$5,582,925	$5,293,767	$5,630,236	$5,628,052
4/17	$5,648,381	$5,337,691	$5,693,959	$5,691,820
5/17	$5,695,616	$5,378,873	$5,744,605	$5,742,659
6/17	$5,703,127	$5,374,313	$5,750,699	$5,748,721
7/17	$5,750,820	$5,401,082	$5,817,173	$5,815,028
8/17	$5,749,426	$5,447,680	$5,815,607	$5,813,521
9/17	$5,796,664	$5,428,508	$5,867,791	$5,865,750
10/17	$5,815,152	$5,435,026	$5,890,687	$5,888,386
11/17	$5,802,797	$5,426,801	$5,874,971	$5,872,586
12/17	$5,811,404	$5,450,725	$5,892,098	$5,889,701
1/18	$5,840,273	$5,398,274	$5,929,878	$5,927,465
2/18	$5,795,379	$5,347,087	$5,874,591	$5,872,203
3/18	$5,763,300	$5,374,056	$5,838,320	$5,835,951
4/18	$5,791,675	$5,338,197	$5,877,158	$5,874,769
5/18	$5,790,222	$5,367,309	$5,876,326	$5,873,883
6/18	$5,798,149	$5,359,525	$5,896,626	$5,894,167
7/18	$5,859,113	$5,370,741	$5,962,508	$5,960,031
8/18	$5,899,473	$5,397,201	$6,005,691	$6,003,194
9/18	$5,918,026	$5,374,074	$6,040,593	$6,038,078
10/18	$5,842,538	$5,329,118	$5,941,629	$5,939,196
11/18	$5,786,937	$5,353,085	$5,887,696	$5,885,301
12/18	$5,667,988	$5,436,837	$5,758,585	$5,756,303
1/19	$5,913,374	$5,511,800	$6,023,043	$6,020,687
2/19	$6,005,973	$5,517,807	$6,124,744	$6,122,346
3/19	$6,047,800	$5,617,446	$6,184,757	$6,182,335
4/19	$6,121,504	$5,625,309	$6,271,292	$6,268,828
5/19	$6,076,143	$5,711,481	$6,191,571	$6,189,148
6/19	$6,205,636	$5,792,265	$6,343,395	$6,340,912
7/19	$6,226,194	$5,809,507	$6,375,884	$6,373,380
8/19	$6,257,943	$5,940,961	$6,400,756	$6,398,251
9/19	$6,299,997	$5,915,222	$6,421,056	$6,418,535
10/19	$6,309,615	$5,934,333	$6,435,968	$6,433,439
11/19	$6,329,562	$5,933,147	$6,453,546	$6,451,007
12/19	$6,441,384	$5,941,988	$6,588,441	$6,585,862
1/20	$6,428,371	$6,048,634	$6,588,723	$6,586,141
2/20	$6,332,938	$6,139,202	$6,486,599	$6,484,063
3/20	$5,663,471	$6,019,281	$5,723,218	$5,721,614
4/20	$5,903,988	$6,139,856	$5,940,811	$5,939,056
5/20	$6,123,604	$6,197,201	$6,210,305	$6,210,687
6/20	$6,144,289	$6,248,911	$6,269,303	$6,271,222
7/20	$6,413,342	$6,358,678	$6,566,814	$6,570,864
8/20	$6,458,994	$6,322,012	$6,632,456	$6,635,524
9/20	$6,408,616	$6,310,618	$6,563,711	$6,566,352
10/20	$6,430,837	$6,288,063	$6,593,322	$6,597,056
11/20	$6,668,448	$6,370,118	$6,857,611	$6,861,118
12/20	$6,775,446	$6,392,115	$6,988,570	$6,991,982
1/21	$6,798,006	$6,351,938	$7,015,529	$7,018,743
2/21	$6,829,501	$6,269,979	$7,039,710	$7,043,199
3/21	$6,835,597	$6,197,013	$7,052,195	$7,055,191
4/21	$6,914,622	$6,249,123	$7,129,348	$7,132,581
5/21	$6,933,163	$6,272,959	$7,149,931	$7,153,168
6/21	$7,037,726	$6,318,690	$7,247,272	$7,250,902
7/21	$7,056,392	$6,382,137	$7,272,708	$7,276,711
8/21	$7,087,688	$6,377,877	$7,312,844	$7,316,398
9/21	$7,105,520	$6,323,413	$7,315,820	$7,318,852
10/21	$7,099,160	$6,318,245	$7,302,052	$7,305,833
11/21	$7,040,950	$6,325,877	$7,226,351	$7,230,964
12/21	$7,174,843	$6,321,611	$7,362,248	$7,367,003
1/22	$6,989,027	$6,183,015	$7,160,413	$7,164,488
2/22	$7,030,927	$6,098,716	$7,096,295	$7,100,160
3/22	$6,972,728	$5,935,095	$7,031,330	$7,034,464
4/22	$6,757,397	$5,713,731	$6,775,915	$6,778,577
5/22	$6,763,880	$5,745,169	$6,792,124	$6,795,548
6/22	$6,349,873	$5,630,366	$6,329,372	$6,332,998
7/22	$6,712,119	$5,771,925	$6,710,273	$6,714,430
8/22	$6,573,071	$5,621,876	$6,549,956	$6,553,636
9/22	$6,339,107	$5,379,665	$6,286,909	$6,290,060
10/22	$6,506,237	$5,320,638	$6,465,791	$6,469,117
11/22	$6,673,147	$5,519,025	$6,586,043	$6,590,215
12/22	$6,612,318	$5,500,280	$6,536,906	$6,540,580
1/23	$6,877,042	$5,670,901	$6,792,406	$6,796,290
2/23	$6,771,366	$5,531,557	$6,705,279	$6,708,341
3/23	$6,887,837	$5,661,324	$6,779,780	$6,783,854
4/23	$6,934,095	$5,695,908	$6,845,845	$6,849,331
5/23	$6,858,776	$5,636,854	$6,780,641	$6,784,298
6/23	$6,950,343	$5,628,094	$6,890,933	$6,894,729
7/23	$7,041,117	$5,633,689	$6,989,417	$6,992,911
8/23	$7,063,119	$5,599,763	$7,010,211	$7,012,864
9/23	$6,987,548	$5,466,236	$6,927,838	$6,931,303
10/23	$6,896,821	$5,384,034	$6,841,331	$6,845,514
11/23	$7,176,725	$5,626,342	$7,153,641	$7,156,864
12/23	$7,416,009	$5,839,829	$7,417,634	$7,420,795
1/24	$7,437,831	$5,825,853	$7,419,059	$7,422,172
2/24	$7,446,188	$5,756,004	$7,441,024	$7,444,150
3/24	$7,543,548	$5,812,519	$7,529,661	$7,532,827
4/24	$7,480,007	$5,676,689	$7,454,370	$7,457,495
5/24	$7,578,300	$5,770,788	$7,538,958	$7,542,113
6/24	$7,648,491	$5,823,542	$7,611,724	$7,614,920
7/24	$7,762,961	$5,955,723	$7,761,093	$7,764,351
8/24	$7,878,576	$6,043,397	$7,884,548	$7,887,853
9/24	$7,949,157	$6,126,285	$8,013,391	$8,016,753
10/24	$7,915,498	$5,987,140	$7,969,291	$7,972,633

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	14.77%	4.63%	4.70%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA U.S. High Yield Index	16.47%	4.38%	4.77%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.36%	4.77%

AssetsNet	$ 5,663,132,601
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 30,275,138
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,663,132,601
# of Portfolio Holdings	432
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$30,275,138

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Short-Term Investments	3.6%
Senior Floating-Rate Loans	7.9%
Corporate Bonds	86.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.3%
CCC or Lower	12.4%
B	37.3%
BB	44.3%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122